Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Shareholders' Equity
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the option grants was estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table.

2018
Weighted average fair value of option granted	$1.82
Risk-free interest rate	2.2%
Expected term in years	2.5
Volatility	50.0%
Dividend rate	0.0%

Schedule of stock compensation expense by award type

The following table represents total stock compensation expense by award type related to stock performance awards, restricted stock units, stock options and awards made to non-employees, for the nine months ended September 30, 2019 and 2018:

	For the Nine Months
	Ended September 30,
	2019	2018
Stock option awards	$160,140	$260,826
Non-employee awards	615,050	2,096,250
Restricted stock unit awards	8,850	309,500
Phantom stock awards	92,545	—
	$876,585	$2,666,576

Schedule of stock option award activity

The following table summarizes stock option award activity for the nine months ended September 30, 2019:

		Weighted	Remaining
		Average	Contractual
		Exercise	Life in	Aggregate
	Shares	Price	Years	Intrinsic Value
Balance, January 1, 2019	290,000	$5.55	4.2	—
Granted	—	—	—	—
Forfeited	—	—
Balance, September 30, 2019	290,000	$5.55	3.5	—
Exercisable, September 30, 2019	263,333	$5.41	3.5	—

The following table summarizes stock option award activity during 2018:

		Weighted	Remaining
		Average	Contractual
		Exercise	Life in	Aggregate
	Shares	Price	Years	Intrinsic Value
Balance, January 1, 2018	—	$—	—	—
Granted	290,000	5.55	4.2	—
Balance, December 31, 2018	290,000	$5.55	4.2	—
Exercisable, December 31, 2018	166,667	$5.32	4.1	—